Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
Schedule of Stock Options Activities

A summary of the stock options activities is presented below:

	Shares	Weighted Average	Remaining Contractual	Grant- Date
	underlying Options	Exercise Price	Term (Years)	Fair Value
		$		RMB
Outstanding as of December 31, 2025	-	-	-	-
Granted	22,376,760,000	0.00	1.0	291,944
Exercised	(59,577,600)	0.00	-	(743)
Outstanding as of June 30, 2026	22,317,182,400	0.00	0.92	291,201
Exercisable at June 30, 2026	22,317,182,400	0.00	0.92	291,167